Document and Entity Information	Oct. 09, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001712184
Document Type	8-K
Document Period End Date	Oct. 09, 2019
Entity Registrant Name	LIBERTY LATIN AMERICA LTD.
Entity Incorporation State Country Code	D0
Entity File Number	001-38335
Entity Tax Identification Number	98-1386359
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	(303)
Local Phone Number	925-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Shares, par value $0.01 per share
Trading Symbol	LILA
Security Exchange Name	NASDAQ
Common Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class C Shares, par value $0.01 per share
Trading Symbol	LILAK
Security Exchange Name	NASDAQ